Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Income Tax Disclosure [Abstract]
Deferred Federal Income Tax Expense (Benefit)	$ 890,000
Operating Loss Carryforwards, Valuation Allowance		$ 0